INTANGIBLE ASSET, NET	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 5:-	INTANGIBLE ASSET, NET

During 2014, GlassesOff reached technological feasibility of its first product version for the Android platform and began capitalizing the costs of producing product masters incurred subsequent to establishing technological feasibility. These costs include coding, testing and product design. In addition, the Company made a significant enhancement in its product for the iOS platform, which was also capitalized.

As of December 31, 2014, GlassesOff’s intangible assets associated with its first product version for the Android platform and significant enhancement for its product for the iOS platform were $528. The Company has included amortization expenses of the intangible assets directly attributable to revenue-generating activities in cost of revenues. Amortization expenses with respect to these intangible assets for the year ended December 31, 2014 were $73.